Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Amortization	$ 0	$ (135)	$ (408)
Core Deposit Intangible Asset
Finite-Lived Intangible Assets [Line Items]
Balance at beginning of year	0	135	543
Additions	0	0	0
Amortization	0	(135)	(408)
Balance at end of year	$ 0	$ 0	$ 135